DISCONTINUED OPERATIONS - Disposal (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Results of discontinued operation
Revenue	₽ 534,403	₽ 494,926	₽ 470,605
Profit/(Loss) before tax	79,202	77,583	68,238
Attributable tax expense	0	1,003	(1,935)
Net income attributable to discontinued operations	470	616	2,528
Preludium B.V.
Results of discontinued operation
Revenue			36,675
Expenses			(28,564)
Profit/(Loss) before tax			8,111
Attributable tax expense			(2,018)
Profit/(Loss) for the period			6,093
Profit/(Loss) on disposal		2,101	(5,499)
Currency revaluation loss on deferred consideration		154	(30)
Earn-out revaluation - fair value measurement	377	645	48
Earn-out revaluation - Currency revaluation gain/(loss)	93	(27)	(80)
Net income attributable to discontinued operations	470	2,873	532
Cash flows from (used in) discontinued operation
Net cash (used in)/provided by operating activities			17,343
Net cash provided by/(used in) investing activities	1,234	2,998	(13,046)
Net cash provided by/(used in) financing activities			(1,114)
NVision Group
Results of discontinued operation
Revenue		10,051	12,898
Expenses		(11,305)	(14,263)
Profit/(Loss) before tax		(1,254)	(1,365)
Attributable tax expense		(1,003)	(83)
Profit/(Loss) for the period		(2,257)	(1,448)
Net income attributable to discontinued operations	₽ 0	(2,257)	(1,448)
Cash flows from (used in) discontinued operation
Net cash (used in)/provided by operating activities		(1,466)	(55)
Net cash provided by/(used in) investing activities		664	347
Net cash provided by/(used in) financing activities		₽ 748	₽ (372)